Payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Payables and accrued liabilities	Payables and accrued liabilities

		December 31,	December 31,
As at	Note	2025	2024
Trade accounts		$398	$401
Accrued equity-based compensation	15	18	41
Compensation		58	56
Accrued export duties	25	16	8
Accrued dividends		25	26
Accrued interest		2	2
Electricity swaps	22	4	4
Current portion of lease obligations		9	10
Restructuring provision		16	5
Other		38	52
		$584	604